Accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts payable and accrued liabilities [Abstract]
Accounts payable	$ 7,067,443	$ 3,726,309
Other accrued liabilities	2,501,927	164,203
Total accounts payable and accrued liabilities	$ 9,569,370	$ 3,890,512